VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA 8

File No. 811-09859, CIK 0001064458

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA 8, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: Transamerica Series Trust, The Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, The Universal Institutional Funds, Inc., Fidelity Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On 3/3/2011, Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 2/25/2011, The Alger American Fund filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On 2/24/2011, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000822671).

•	On 2/16/2011, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383).

•	On 2/16/2011, The Dreyfus Socially Responsible Growth Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000890064).

•	On 2/17/2011, Dreyfus Investment Portfolios filed its annual report with the Commission via EDGAR (CIK:0001056707).

•	On 3/3/2011, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274).

•	On 2/28/2011, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK:0000906185).

Securities and Exchange Commission

•	On 3/2/2011, MFS® Variable Insurance Trust filed its annual report with the commission via EDGAR (CIK: 0000918571).

•	On 3/10/2011, The Universal Institutional Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001011378).

•	On 2/25/2011 and 2/22/2011, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494), (CIK: 0000831016), (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company